EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Disclosure of classes of share capital	GP Units and LP Units outstanding are as follows:

	GP Units		LP Units		Total
UNITS	2020	2019	2020	2019	2020	2019
Authorized and issued
Opening balance	4	4	80,890,655	66,185,798	80,890,659	66,185,802
Repurchased and canceled	—	—	(1,858,671)	(202,143)	(1,858,671)	(202,143)
Issued for cash	—	—	—	14,907,000	—	14,907,000
On issue at December 31	4	4	79,031,984	80,890,655	79,031,988	80,890,659

	Redemption-Exchange Units held by Brookfield
UNITS	2020	2019
Authorized and issued
Opening balance	69,705,497	63,095,497
Issued for cash	—	6,610,000
On issue at December 31	69,705,497	69,705,497

	Special Limited Partner Units held by Brookfield
UNITS	2020	2019
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4

	Preferred Shares held by Brookfield
UNITS	2020	2019
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002